Share-based compensation - Summary of Outstanding Restricted Shares, Phantom Share Units, Stock Appreciation Rights and Restricted Stock Units (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	94,533	56,861	44,947
Number of shares, Granted	664,326	107,270	56,861
Number of shares, Vested	(119,509)	(56,861)	(44,947)
Number of shares, Exchanged	0		0
Number of shares, Expired	0	0	0
Number of shares, Cancelled	(53,608)	(12,737)	0
Number of shares, Ending balance	585,742	94,533	56,861
W.A. grant date FV, Beginning balance	$ 8.89	$ 15.48	$ 18.39
W.A. grant date FV, Granted	7.68	8.97	15.48
W.A. grant date FV, Vested	8.52	15.48	18.39
W.A. grant date FV, Exchanged	0		0
W.A. grant date FV, Expired	0	0	0
W.A. grant date FV, Cancelled	7.10	9.53	0
W.A. grant date FV, Ending balance	$ 7.76	$ 8.89	$ 15.48
Phantom share units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	727,001	637,001	647,001
Number of shares, Granted	30,000	90,000	60,000
Number of shares, Vested	0	0	0
Number of shares, Exchanged	(113,333)		(70,000)
Number of shares, Expired	0	0	0
Number of shares, Cancelled	(76,666)	0	0
Number of shares, Ending balance	567,002	727,001	637,001
W.A. grant date FV, Beginning balance	$ 13.60	$ 14.55	$ 14.73
W.A. grant date FV, Granted	6.86	6.85	18.84
W.A. grant date FV, Vested	0	0	0
W.A. grant date FV, Exchanged	18.80		19.91
W.A. grant date FV, Expired	0	0	0
W.A. grant date FV, Cancelled	7.90	0	0
W.A. grant date FV, Ending balance	$ 12.97	$ 13.60	$ 14.55
Stock appreciation rights (SARs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	485,974	2,438,197	5,876,811
Number of shares, Granted	0	0	0
Number of shares, Vested	0	0	0
Number of shares, Exchanged	0		0
Number of shares, Expired	(485,974)	(1,929,260)	(3,438,614)
Number of shares, Cancelled	0	(22,963)	0
Number of shares, Ending balance	0	485,974	2,438,197
W.A. grant date FV, Beginning balance	$ 3.40	$ 2.29	$ 2.30
W.A. grant date FV, Granted	0	0	0
W.A. grant date FV, Vested	0	0	0
W.A. grant date FV, Exchanged	0		0
W.A. grant date FV, Expired	3.40	2.00	2.26
W.A. grant date FV, Cancelled	0	3.40	0
W.A. grant date FV, Ending balance	$ 0	$ 3.40	$ 2.29
Restricted stock units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	71,184	523,387	32,828
Number of shares, Granted	109,248	88,293	528,232
Number of shares, Vested	(83,220)	(537,216)	(37,374)
Number of shares, Exchanged	0		0
Number of shares, Expired	0	0	0
Number of shares, Cancelled	(12,441)	(3,280)	(299)
Number of shares, Ending balance	84,771	71,184	523,387
W.A. grant date FV, Beginning balance	$ 7.80	$ 16.71	$ 21.03
W.A. grant date FV, Granted	9.73	5.93	16.57
W.A. grant date FV, Vested	9.87	16.16	18.56
W.A. grant date FV, Exchanged	0		0
W.A. grant date FV, Expired	0	0	0
W.A. grant date FV, Cancelled	7.28	9.16	20.21
W.A. grant date FV, Ending balance	$ 8.33	$ 7.80	$ 16.71
Stock options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	0	0	0
Number of shares, Granted	500,000	0	0
Number of shares, Vested	0	0	0
Number of shares, Exchanged	0		0
Number of shares, Expired	0	0	0
Number of shares, Cancelled	0	0	0
Number of shares, Ending balance	500,000	0	0
W.A. grant date FV, Beginning balance	$ 0	$ 0	$ 0
W.A. grant date FV, Granted	7.20	0	0
W.A. grant date FV, Vested	0	0	0
W.A. grant date FV, Exchanged	0		0
W.A. grant date FV, Expired	0	0	0
W.A. grant date FV, Cancelled	0	0	0
W.A. grant date FV, Ending balance	$ 7.20	$ 0	$ 0